Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Stock-Based Compensation [Abstract]
Schedule of Activity for All Stock Options Granted

The following table summarizes the activity for all stock options granted:

	Options outstanding	Weighted average exercise price	Average remaining contractual terms (in years)	Aggregate intrinsic Value (in thousands)
Outstanding at January 1, 2023	2,951,770	$12.00	6.46	$42,143
Exercised	(108,940)	11.00
Grant	—
Forfeited or expired	(21,756)	11.00
Outstanding at December 31, 2023	2,821,074	11.93	5.42	37,431
Exercised	(1,104,673)	8.80
Grant	—
Forfeited or expired	(58,549)	11.00
Outstanding at December 31, 2024	1,657,852	14.02	5.46	—
Exercised	(340,780)	10.95
Grant	—
Forfeited or expired	—
Outstanding at December 31, 2025	1,317,072	$14.80	4.46	$47,360
Vested and expected to vest at December 31, 2025	1,317,072	$14.80	4.46	$47,360
Exercisable at December 31, 2025	1,317,072	$14.80	4.46	$47,360

Schedule of Activity for All Restricted Stock Units Granted

The following table summarizes the activity for all restricted stock units granted:

	Shares	Weighted- average grant date fair value
Unvested at January 1, 2023	231,413	$348.40
Granted	4,000	24.59
Vested	(77,441)	350.51
Cancelled	(8,249)	305.60
Unvested at December 31, 2023	149,723	341.02
Granted	3,500	17.63
Vested	(70,345)	351.28
Cancelled	(18,441)	297.44
Unvested at December 31, 2024	64,437	324.73
Granted	4,500	8.67
Vested	(59,430)	347.87
Cancelled	(2,379)	141.87
Unvested at December 31, 2025	7,128	$27.49

The following table summarizes the activity for all performance-based restricted stock units granted:

	Shares	Weighted- average grant date fair value
Unvested at January 1, 2023	69,322	$77.60
Granted	69,322	23.40
Vested	(69,322)	77.60
Cancelled	—	—
Unvested at December 31, 2023	69,322	23.40
Granted	69,322	18.20
Vested	(59,419)	23.40
Cancelled	(9,903)	23.40
Unvested at December 31, 2024	69,322	18.20
Granted	69,323	15.70
Vested	(69,322)	18.20
Cancelled	—	—
Unvested at December 31, 2025	69,323	$15.70